Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Revenue by Geography, Based on the Customers - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	$ 16,038	$ 14,166	$ 41,194	$ 62,221
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	151	592	582	1,858
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	2,123	1,797	5,630	6,552
Hong Kong
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	2,304	1,281	3,878	5,415
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	3,849	3,378	9,978	16,391
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	2,207	983	6,669	4,424
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	2,448	413	5,547	480
Germany [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	584	1,277	2,011	6,914
Mexico [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	173	1,554	1,358	5,863
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Abstract]
Revenues	$ 2,199	$ 2,891	$ 5,541	$ 14,324